SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 14. SUBSEQUENT EVENTS

On July 18, 2019, Iconic entered into Securities Purchase Agreements with certain accredited investors (the “Investors”) for the sale of an aggregate of 3,125 shares of newly designated Series F Convertible Preferred Stock plus 5,000,000 warrants at a price of $1,000 per share of Series F Convertible Preferred Stock or for a total of $3,125,000 (which was collected in full from July 18, 2019 to August 2, 2019). On August 2, 2019, Iconic paid $322,500 in commissions and expenses to the placement agent of this offering. Each share of Series F Convertible Preferred Stock has a stated value of $1,000, is convertible into 1,600 shares of common stock (subject to adjustment under certain circumstances), has no voting rights, is entitled to dividends on an as-converted-to common stock basis, is entitled to a distribution preference of $1,000 upon liquidation, and is not redeemable. Each warrant is exercisable into one share of common stock at an exercise price of $0.625 per share (subject to adjustment under certain circumstances) for a period of five years from the date of issuance.

We also entered into separate Registration Rights Agreements with the Investors, pursuant to which the Company agreed to undertake to file a registration statement to register the resale of the shares underlying the Series F Convertible Preferred Stock and Warrants within thirty (30) days following the closing date (the “Filing Date”), to cause such registration statement to be declared effective within 60 days following the earlier of (i) the date that the registration statement is filed with the Securities and Exchange Commission and (ii) the Filing Date, and to maintain the effectiveness of the registration statement until all of such shares of Common Stock have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act, without any restrictions. If we fail to file the registration statement or have it declared effective by the dates set forth above, among other things, the Company is obligated to pay the Investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied.

Concurrently with the closing of the financing transaction described above, we entered into Securities Exchange Agreements with certain holders of our Series E Convertible Preferred Stock to exchange their Series E Convertible Preferred Stock for an aggregate of 1,090 shares of our Series F Convertible Preferred Stock. After the exchanges, 1,125,000 shares of our Series E Convertible Preferred Stock will be outstanding.

On July 26, 2019, our 51% owned subsidiary Green Grow Farms Inc (“Green Grow”) entered into a Sublease Agreement and a Contract Farming Agreement with a third party entity (the “Farmer”) to use 5 acres of property located in Riverhead, New York to plant and grow hemp for CBD Extraction. The lease has a term of five months and provides for monthly rent of $3,000 to be paid by Green Grow. The Contract Farming Agreement has a term ending December 31, 2019 and provides for Green Grow payments to the Farmer of per acre fees based on the potency of the crop yield.

On January 16, 2019, the Company issued 436,125 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On January 24, 2019, the Company issued 98,078 shares of its common stock to the Escrow Agent pursuant to the Amended Settlement Agreement.

On February 7, 2019, the Company closed on the second tranche of the Securities Purchase Agreement dated September 27, 2018 for the sale of an aggregate of 1,550,000 shares of our Series E convertible preferred stock and warrants to acquire 620,000 shares of our common stock for gross proceeds of $387,500 (see Note 10).